Share-Based Compensation - Disclosure Weighted Average Assumptions and Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) year	Dec. 31, 2020 CAD ($) year	Dec. 31, 2019 CAD ($) year
Disclosure of Share-based Payment Arrangements [Abstract]
Risk-free interest rate	0.66%	0.34%	1.62%
Expected hold period to exercise | year	3.0	3.0	3.0
Expected share price volatility	110.45%	110.82%	97.90%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of options (cad per share) | $	$ 1.99	$ 2.12	$ 0.87